Condensed Consolidating Financial Statements of Aramark Holdings Corporation and Subsidiaries	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Statements of Aramark Holdings Corporation and Subsidiaries

(17) CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF ARAMARK HOLDINGS CORPORATION AND SUBSIDIARIES:

The following condensed consolidating financial statements of the Company have been prepared pursuant to Rule 3-10 of Regulation S-X.

These condensed consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the consolidated financial statements. Interest expense and certain other costs are partially allocated to all of the subsidiaries of the Company. Goodwill and other intangible assets have been allocated to the subsidiaries based on management’s estimates. The 5.75% Senior Notes are an obligation of the Company’s wholly-owned subsidiary, ARAMARK Corporation, and are jointly and severally guaranteed on a senior unsecured basis by the Company and substantially all of the Company’s existing and future domestic subsidiaries (excluding the receivables facility subsidiary) (“Guarantors”). Each of the Guarantors is wholly-owned, directly or indirectly, by the Company. All other subsidiaries of the Company, either direct or indirect, do not guarantee the Senior Notes (“Non-Guarantors”). The Guarantors also guarantee certain other debt.

ARAMARK HOLDINGS CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

March 28, 2014

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$30.1	$43.8	$65.3	$—	$139.2
Receivables	—	0.6	321.0	1,201.4	—	1,523.0
Inventories, at lower of cost or market	—	15.6	453.4	80.9	—	549.9
Prepayments and other current assets	—	32.6	83.2	87.8	—	203.6

Total current assets	—	78.9	901.4	1,435.4	—	2,415.7
Property and Equipment, net	—	23.8	748.1	189.0	—	960.9
Goodwill	—	173.1	3,981.7	460.6	—	4,615.4
Investment in and Advances to Subsidiaries	1,699.9	5,886.6	477.2	114.5	(8,178.2)	—
Other Intangible Assets	—	29.7	1,159.5	138.1	—	1,327.3
Other Assets	—	70.0	631.0	268.3	(2.0)	967.3

	$1,699.9	$6,262.1	$7,898.9	$2,605.9	$(8,180.2)	$10,286.6

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities:
Current maturities of long-term borrowings	$—	$36.0	$11.0	$42.7	$—	$89.7
Accounts payable	—	166.9	396.3	241.0	—	804.2
Accrued expenses and other liabilities	0.8	164.7	676.1	318.0	0.1	1,159.7

Total current liabilities	0.8	367.6	1,083.4	601.7	0.1	2,053.6

Long-term Borrowings	—	4,681.2	43.1	823.6	—	5,547.9
Deferred Income Taxes and Other Noncurrent Liabilities	—	320.9	573.5	81.4	—	975.8
Intercompany Payable	—	—	5,277.5	1,183.3	(6,460.8)	—
Common Stock Subject to Repurchase and Other	—	—	10.2	—	—	10.2
Total Stockholders’ Equity	1,699.1	892.4	911.2	(84.1)	(1,719.5)	1,699.1

	$1,699.9	$6,262.1	$7,898.9	$2,605.9	$(8,180.2)	$10,286.6

ARAMARK HOLDINGS CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

September 27, 2013

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$23.0	$40.5	$47.5	$—	$111.0
Receivables	—	1.4	242.9	1,161.6	—	1,405.9
Inventories, at lower of cost or market	—	15.9	441.0	85.1	—	542.0
Prepayments and other current assets	—	46.2	103.1	79.0	—	228.3

Total current assets	—	86.5	827.5	1,373.2	—	2,287.2

Property and Equipment, net	—	24.4	751.2	201.7	—	977.3
Goodwill	—	173.1	3,994.6	452.3	—	4,620.0
Investment in and Advances to Subsidiaries	1,062.7	6,267.4	444.8	124.5	(7,899.4)	—
Other Intangible Assets	—	32.6	1,230.0	146.1	—	1,408.7
Other Assets	—	68.4	629.5	278.0	(2.0)	973.9

	$1,062.7	$6,652.4	$7,877.6	$2,575.8	$(7,901.4)	$10,267.1

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities:
Current maturities of long-term borrowings	$—	$22.5	$12.0	$31.3	$—	$65.8
Accounts payable	—	147.0	448.3	293.7	—	$889.0
Accrued expenses and other liabilities	0.3	230.2	875.6	328.3	0.1	$1,434.5

Total current liabilities	0.3	399.7	1,335.9	653.3	0.1	2,389.3

Long-term Borrowings	—	5,101.7	40.4	616.1	—	5,758.2
Deferred Income Taxes and Other Noncurrent Liabilities	—	326.2	618.3	102.5	—	1,047.0
Intercompany Payable	—	—	5,016.0	1,305.7	(6,321.7)	—
Common Stock Subject to Repurchase and Other	158.7	—	10.2	—	—	168.9
Total Stockholders’ Equity	903.7	824.8	856.8	(101.8)	(1,579.8)	903.7

	$1,062.7	$6,652.4	$7,877.6	$2,575.8	$(7,901.4)	$10,267.1

ARAMARK HOLDINGS CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

For the three months ended March 28, 2014

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
Sales	$—	$248.5	$2,217.8	$1,035.7	$—	$3,502.0

Costs and Expenses:
Cost of services provided	—	221.0	1,967.6	971.2	—	3,159.8
Depreciation and amortization	—	3.1	98.9	23.3	—	125.3
Selling and general corporate expenses	0.7	56.6	33.8	5.0	—	96.1
Interest and other financing costs, net	—	95.3	(0.6)	7.4	—	102.1
Expense allocations	—	(129.2)	121.3	7.9	—	—

	0.7	246.8	2,221.0	1,014.8	—	3,483.3

Income (Loss) before Income Taxes	(0.7)	1.7	(3.2)	20.9	—	18.7
Provision (Benefit) for Income Taxes	(0.3)	0.5	(1.8)	7.2	—	5.6
Equity in Net Income of Subsidiaries	13.3	—	—	—	(13.3)	—

Net income (loss)	12.9	1.2	(1.4)	13.7	(13.3)	13.1
Less: Net income attributable to noncontrolling interests	—	—	0.2	—	—	0.2

Net income (loss) attributable to ARAMARK Holdings stockholders	12.9	1.2	(1.6)	13.7	(13.3)	12.9
Other comprehensive income (loss), net of tax	(5.1)	(1.5)	0.5	(8.2)	9.2	(5.1)

Comprehensive income (loss) attributable to ARAMARK Holdings stockholders	$7.8	$(0.3)	$(1.1)	$5.5	$(4.1)	$7.8

ARAMARK HOLDINGS CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

For the six months ended March 28, 2014

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
Sales	$—	$512.5	$4,607.8	$2,144.8	$—	$7,265.1

Costs and Expenses:
Cost of services provided	—	454.7	4,069.7	1,990.2	—	6,514.6
Depreciation and amortization	—	8.1	205.3	48.7	—	262.1
Selling and general corporate expenses	6.0	127.4	67.3	9.6	—	210.3
Interest and other financing costs	—	170.5	(0.7)	15.6	—	185.4
Expense allocations	—	(252.3)	236.1	16.2	—	—

	6.0	508.4	4,577.7	2,080.3	—	7,172.4

Income (Loss) before Income Taxes	(6.0)	4.1	30.1	64.5	—	92.7
Provision (Benefit) for Income Taxes	(2.1)	1.2	13.3	22.2	—	34.6
Equity in Net Income of Subsidiaries	61.6	—	—	—	(61.6)	—

Net income	57.7	2.9	16.8	42.3	(61.6)	58.1
Less: Net income attributable to noncontrolling interests	—	—	0.4	—	—	0.4

Net income attributable to ARAMARK Holdings stockholders	57.7	2.9	16.4	42.3	(61.6)	57.7
Other comprehensive income (loss), net of tax	0.4	10.1	1.6	(17.4)	5.7	0.4

Comprehensive income attributable to ARAMARK Holdings stockholders	$58.1	$13.0	$18.0	$24.9	$(55.9)	$58.1

ARAMARK HOLDINGS CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

For the three months ended March 29, 2013

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
Sales	$—	$250.8	$2,131.9	$1,021.0	$—	$3,403.7

Costs and Expenses:
Cost of services provided	—	255.1	1,896.1	981.0	—	3,132.2
Depreciation and amortization	—	4.9	104.3	26.1	—	135.3
Selling and general corporate expenses	(0.3)	21.3	30.3	4.7	—	56.0
Interest and other financing costs	37.1	103.3	(0.5)	7.2	—	147.1
Expense allocations	—	(121.8)	114.8	7.0	—	—

	36.8	262.8	2,145.0	1,026.0	—	3,470.6

Loss before Income Taxes	(36.8)	(12.0)	(13.1)	(5.0)	—	(66.9)
Provision (Benefit) for Income Taxes	(13.8)	(7.5)	(6.8)	1.1	—	(27.0)
Equity in Net Loss of Subsidiaries	(17.1)	—	—	—	17.1	—

Net loss	(40.1)	(4.5)	(6.3)	(6.1)	17.1	(39.9)
Less: Net income attributable to noncontrolling interests	—	—	0.2	—	—	0.2

Net loss attributable to ARAMARK Holdings stockholders	(40.1)	(4.5)	(6.5)	(6.1)	17.1	(40.1)
Other comprehensive income (loss), net of tax	(20.8)	11.0	(3.0)	(38.0)	30.0	(20.8)

Comprehensive income (loss) attributable to ARAMARK Holdings stockholders	$(60.9)	$6.5	$(9.5)	$(44.1)	$47.1	$(60.9)

ARAMARK HOLDINGS CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

For the six months ended March 29, 2013

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
Sales	$—	$507.9	$4,351.1	$2,080.7	$—	$6,939.7

Costs and Expenses:
Cost of services provided	—	494.4	3,845.0	1,964.4	—	6,303.8
Depreciation and amortization	—	9.8	206.7	52.2	—	268.7
Selling and general corporate expenses	0.8	39.4	61.7	9.7	—	111.6
Interest and other financing costs	51.0	191.0	(0.5)	19.0	—	260.5
Expense allocations	—	(207.9)	196.6	11.3	—	—

	51.8	526.7	4,309.5	2,056.6	—	6,944.6

Income (Loss) before Income Taxes	(51.8)	(18.8)	41.6	24.1	—	(4.9)
Provision (Benefit) for Income Taxes	(19.4)	(11.6)	11.9	10.9	—	(8.2)
Equity in Net Income of Subsidiaries	35.1	—	—	—	(35.1)	—

Net income (loss)	2.7	(7.2)	29.7	13.2	(35.1)	3.3
Less: Net income attributable to noncontrolling interests	—	—	0.4	0.2	—	0.6

Net income (loss) attributable to ARAMARK Holdings stockholders	2.7	(7.2)	29.3	13.0	(35.1)	2.7
Other comprehensive income (loss), net of tax	(16.1)	24.6	(3.0)	(44.3)	22.7	(16.1)

Comprehensive income (loss) attributable to ARAMARK Holdings stockholders	$(13.4)	$17.4	$26.3	$(31.3)	$(12.4)	$(13.4)

ARAMARK HOLDINGS CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the six months ended March 28, 2014

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(3.4)	$56.6	$(143.7)	$(33.7)	$(3.2)	$(127.4)

Cash flows from investing activities:
Purchases of property and equipment, client contract investments and other	—	(9.0)	(134.5)	(28.7)	—	(172.2)
Disposals of property and equipment	—	7.8	2.2	2.6	—	12.6
Proceeds from divestiture	—	—	24.0	—	—	24.0
Acquisitions of businesses, net of cash acquired	—	—	(5.2)	(5.6)	—	(10.8)
Other investing activities	—	0.1	6.8	(1.8)	—	5.1

Net cash used in investing activities	—	(1.1)	(106.7)	(33.5)	—	(141.3)

Cash flows from financing activities:
Proceeds from long-term borrowings	—	1,430.7	—	303.6	—	1,734.3
Payments of long-term borrowings	—	(1,824.4)	(6.8)	(85.9)	—	(1,917.1)
Net change in funding under the Receivables Facility	—	—	—	—	—	—
Payment of dividends	—	(17.3)	—	—	—	(17.3)
Proceeds from initial public offering, net	524.1	—	—	—	—	524.1
Proceeds from issuance of common stock	—	3.4	—	—	—	3.4
Repurchase of common stock	—	(1.5)	—	—	—	(1.5)
Other financing activities	—	(23.9)	(1.9)	(3.2)	—	(29.0)
Change in intercompany, net	(520.7)	384.6	262.4	(129.5)	3.2	—

Net cash provided by (used in) financing activities	3.4	(48.4)	253.7	85.0	3.2	296.9

Increase in cash and cash equivalents	—	7.1	3.3	17.8	—	28.2
Cash and cash equivalents, beginning of period	—	23.0	40.5	47.5	—	111.0

Cash and cash equivalents, end of period	$—	$30.1	$43.8	$65.3	$—	$139.2

ARAMARK HOLDINGS CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the six months ended March 29, 2013

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
Net cash provided by operating activities	$609.4	$22.8	$48.7	$13.3	$(643.1)	$51.1

Cash flows from investing activities:
Purchases of property and equipment, client contract investments and other	—	(5.2)	(130.5)	(31.5)	—	(167.2)
Disposals of property and equipment	—	—	2.3	4.2	—	6.5
Proceeds from divestitures	—	—	0.9	—	—	0.9
Acquisitions of businesses, net of cash acquired	—	—	(22.5)	—	—	(22.5)
Other investing activities	—	3.1	26.8	(6.9)	—	23.0

Net cash used in investing activities	—	(2.1)	(123.0)	(34.2)	—	(159.3)

Cash flows from financing activities:
Proceeds from long-term borrowings	—	3,168.3	—	62.4	—	3,230.7
Payments of long-term borrowings	(600.0)	(2,255.8)	(6.8)	(181.0)	—	(3,043.6)
Net change in funding under the Receivables Facility	—	—	—	36.2	—	36.2
Distribution in connection with spin-off of Seamless Holdings	—	(47.4)	—	—	—	(47.4)
Proceeds from issuance of common stock	—	4.4	—	—	—	4.4
Repurchase of common stock	—	(33.2)	—	—	—	(33.2)
Other financing activities	(9.4)	(44.9)	(1.2)	(0.4)	—	(55.9)
Change in intercompany, net	—	(814.4)	79.9	91.4	643.1	—

Net cash provided by (used in) financing activities	(609.4)	(23.0)	71.9	8.6	643.1	91.2

Decrease in cash and cash equivalents	—	(2.3)	(2.4)	(12.3)	—	(17.0)
Cash and cash equivalents, beginning of period	0.1	27.4	41.7	67.5	—	136.7

Cash and cash equivalents, end of period	$0.1	$25.1	$39.3	$55.2	$—	$119.7

NOTE 18. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF ARAMARK HOLDINGS CORPORATION AND SUBSIDIARIES:

The following condensed consolidating financial statements of the Company have been prepared pursuant to Rule 3-10 of Regulation S-X.

These condensed consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the consolidated financial statements. Interest expense and certain other costs are partially allocated to all of the subsidiaries of the Company. Goodwill and other intangible assets have been allocated to the subsidiaries based on management’s estimates. The 5.75% Senior Notes are an obligation of the Company’s wholly-owned subsidiary, ARAMARK Corporation, and are jointly and severally guaranteed on a senior unsecured basis by the Company and substantially all of the Company’s existing and future domestic subsidiaries (excluding the receivables facility subsidiary) (“Guarantors”). Each of the Guarantors is wholly-owned, directly or indirectly, by the Company. All other subsidiaries of the Company, either direct or indirect, do not guarantee the Senior Notes (“Non-Guarantors”). The Guarantors also guarantee certain other debt.

CONDENSED CONSOLIDATING BALANCE SHEETS

September 27, 2013

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$23.0	$40.5	$47.5	$—	$111.0
Receivables	—	1.4	242.9	1,161.6	—	1,405.9
Inventories, at lower of cost or market	—	15.9	441.0	85.1	—	542.0
Prepayments and other current assets	—	46.2	103.1	79.0	—	228.3

Total current assets	—	86.5	827.5	1,373.2	—	2,287.2

Property and Equipment, net	—	24.4	751.2	201.7	—	977.3
Goodwill	—	173.1	3,994.6	452.3	—	4,620.0
Investment in and Advances to Subsidiaries	1,062.7	6,267.4	444.8	124.5	(7,899.4)	—
Other Intangible Assets	—	32.6	1,230.0	146.1	—	1,408.7
Other Assets	—	68.4	629.5	278.0	(2.0)	973.9

	$1,062.7	$6,652.4	$7,877.6	$2,575.8	$(7,901.4)	$10,267.1

LIABILITIES AND EQUITY
Current Liabilities:
Current maturities of long-term borrowings	$—	$22.5	$12.0	$31.3	$—	$65.8
Accounts payable	—	147.0	448.3	293.7	—	889.0
Accrued expenses and other liabilities	0.3	230.2	875.6	328.3	0.1	1,434.5

Total current liabilities	0.3	399.7	1,335.9	653.3	0.1	2,389.3

Long-term Borrowings	—	5,101.7	40.4	616.1	—	5,758.2
Deferred Income Taxes and Other Noncurrent Liabilities	—	326.2	618.3	102.5	—	1,047.0
Intercompany Payable	—	—	5,016.0	1,305.7	(6,321.7)	—
Common Stock Subject to Repurchase and other	158.7	—	10.2	—	—	168.9
Total Equity	903.7	824.8	856.8	(101.8)	(1,579.8)	903.7

	$1,062.7	$6,652.4	$7,877.6	$2,575.8	$(7,901.4)	$10,267.1

CONDENSED CONSOLIDATING BALANCE SHEETS

September 28, 2012

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$0.1	$27.4	$41.7	$67.6	$—	$136.8
Receivables	—	2.7	235.9	1,077.4	—	1,316.0
Inventories, at lower of cost or market	—	15.9	414.8	77.7	—	508.4
Prepayments and other current assets	—	13.4	144.4	66.5	—	224.3

Total current assets	0.1	59.4	836.8	1,289.2	—	2,185.5

Property and Equipment, net	—	25.6	738.5	212.2	—	976.3
Goodwill	—	173.1	3,987.2	569.2	—	4,729.5
Investment in and Advances to Subsidiaries	1,706.1	6,353.3	389.9	139.2	(8,588.5)	—
Other Intangible Assets	—	42.0	1,366.6	186.5	—	1,595.1
Other Assets	11.0	64.2	603.7	324.0	(2.0)	1,000.9

	1,717.2	$6,717.6	$7,922.7	$2,720.3	$(8,590.5)	$10,487.3

LIABILITIES AND EQUITY
Current Liabilities:
Current maturities of long-term borrowings	$—	$0.7	$11.6	$25.2	$—	$37.5
Accounts payable	—	148.6	387.7	337.0	—	873.3
Accrued expenses and other liabilities	21.2	146.1	798.1	287.4	0.1	1,252.9

Total current liabilities	21.2	295.4	1,197.4	649.6	0.1	2,163.7

Long-term Borrowings	595.5	4,586.0	38.4	751.4	—	5,971.3
Deferred Income Taxes and Other Noncurrent Liabilities	—	355.0	657.1	195.5	—	1,207.6
Intercompany Payable	—	—	5,294.3	1,079.9	(6,374.2)	—
Common Stock Subject to Repurchase and other	167.5	—	10.4	—	—	177.9
Total Equity	933.0	1,481.2	725.1	43.9	(2,216.4)	966.8

	$1,717.2	$6,717.6	$7,922.7	$2,720.3	$(8,590.5)	$10,487.3

CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

For the year ended September 27, 2013

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
Sales	$—	$1,034.0	$8,792.8	$4,118.8	$—	$13,945.6

Costs and Expenses:
Cost of services provided	—	996.6	7,811.8	3,852.8	—	12,661.2
Depreciation and amortization	—	21.0	418.9	102.2	—	542.1
Selling and general corporate expenses	0.9	82.5	125.7	18.8	—	227.9
Interest and other financing costs, net	51.0	342.4	(2.7)	33.1	—	423.8
Expense allocations	—	(362.8)	326.1	36.7	—	—

	51.9	1,079.7	8,679.8	4,043.6	—	13,855.0

Income (Loss) from Continuing Operations before Income Taxes	(51.9)	(45.7)	113.0	75.2	—	90.6
Provision (Benefit) for Income Taxes	(19.2)	(31.9)	52.3	18.0	—	19.2
Equity in Net Income of Subsidiaries	102.1	—	—	—	(102.1)	—

Income (Loss) from Continuing Operations	69.4	(13.8)	60.7	57.2	(102.1)	71.4
Loss from Discontinued Operations, net of tax	—	—	(1.0)	—	—	(1.0)

Net income (loss)	69.4	(13.8)	59.7	57.2	(102.1)	70. 4
Less: Net income attributable to noncontrolling interest	—	—	0.8	0.2	—	1.0

Net income (loss) attributable to ARAMARK Holdings stockholders	69.4	(13.8)	58.9	57.0	(102.1)	69.4
Other comprehensive income (loss), net of tax	14.5	34.8	0.6	(19.2)	(16.2)	14.5

Comprehensive income attributable to ARAMARK Holdings stockholders	$83.9	$21.0	$59.5	$37.8	$(118.3)	$83.9

CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

For the year ended September 28, 2012

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
Sales	$—	$1,025.2	$8,427.6	$4,052.6	$—	$13,505.4

Costs and Expenses:
Cost of services provided	—	962.0	7,478.4	3,751.1	—	12,191.5
Depreciation and amortization	—	19.2	403.8	106.2	—	529.2
Selling and general corporate expenses	0.5	58.5	123.0	21.0	—	203.0
Interest and other financing costs, net	55.0	364.0	(0.4)	38.2	—	456.8
Expense allocations	—	(353.1)	316.0	37.1	—	—

	55.5	1,050.6	8,320.8	3,953.6	—	13,380.5

Income (Loss) from Continuing Operations before Income Taxes	(55.5)	(25.4)	106.8	99.0	—	124.9
Provision (Benefit) for Income Taxes	(20.9)	(9.2)	30.4	17.7	—	18.0
Equity in Net Income of Subsidiaries	138.2	—	—	—	(138.2)	—

Income (Loss) from Continuing Operations	103.6	(16.2)	76.4	81.3	(138.2)	106. 9
Income from Discontinued Operations, net of tax	—	—	0.3	—	—	0.3

Net income (loss)	103.6	(16.2)	76.7	81.3	(138.2)	107. 2
Less: Net income attributable to noncontrolling interest	—	—	1.1	2.5	—	3.6

Net income (loss) attributable to ARAMARK Holdings stockholders	103.6	(16.2)	75.6	78.8	(138.2)	103.6
Other comprehensive income (loss), net of tax	3.6	32.9	2.3	(28.4)	(6.8)	3.6

Comprehensive income attributable to ARAMARK Holdings stockholders	$107.2	$16.7	$77.9	$50.4	$(145.0)	$107.2

CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

For the year ended September 30, 2011

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
Sales	$—	$1,012.7	$8,120.8	$3,948.9	$—	$13,082.4

Costs and Expenses:
Cost of services provided	—	948.3	7,238.5	3,650.0	—	11,836.8
Depreciation and amortization	—	20.0	383.2	107.3	—	510.5
Selling and general corporate expenses	1.1	56.9	107.1	22.9	—	188.0
Interest and other financing costs, net	24.9	410.3	0.1	15.9	—	451.2
Expense allocations	—	(377.8)	345.6	32.2	—	—

	26.0	1,057.7	8,074.5	3,828.3	—	12,986.5

Income (Loss) from Continuing Operations before Income Taxes	(26.0)	(45.0)	46.3	120.6	—	95.9
Provision (Benefit) for Income Taxes	(9.8)	(35.6)	18.9	25.8	—	(0.7)
Equity in Net Income of Subsidiaries	100.0	—	—	—	(100.0)	—

Income (Loss) from Continuing Operations	83.8	(9.4)	27.4	94.8	(100.0)	96.6
Loss from Discontinued Operations, net of tax	—	—	(11.7)	—	—	(11.7)

Net income (loss)	83.8	(9.4)	15.7	94.8	(100.0)	84.9
Less: Net income attributable to noncontrolling interest	—	—	—	1.1	—	1.1

Net income (loss) attributable to ARAMARK Holdings stockholders	83.8	(9.4)	15.7	93.7	(100.0)	83.8
Other comprehensive income (loss), net of tax	51.2	42.6	(1.1)	(0.9)	(40.6)	51.2

Comprehensive income attributable to ARAMARK Holdings stockholders	$135.0	$33.2	$14.6	$92.8	$(140.6)	$135.0

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended September 27, 2013

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
Net cash provided by operating activities	$599.9	$97.7	$585.5	$64.0	$(651.2)	$695.9

Cash flows from investing activities:
Purchases of property and equipment and client contract investments	—	(14.3)	(292.4)	(86.2)	—	(392.9)
Disposals of property and equipment	—	—	5.4	5.9	—	11.3
Proceeds from divestitures	—	—	0.9	—	—	0.9
Acquisitions of businesses, net of cash acquired	—	—	(22.6)	—	—	(22.6)
Other investing activities	—	(1.4)	27.4	(8.1)	—	17.9

Net cash used in investing activities	—	(15.7)	(281.3)	(88.4)	—	(385.4)

Cash flows from financing activities:
Proceeds from additional long-term borrowings	—	3,071.4	—	9.1	—	3,080.5
Payments of long-term borrowings	(600.0)	(2,521.2)	(13.7)	(180.0)	—	(3,314.9)
Net change in funding under the Receivables Facility	—	—	—	36.2	—	36.2
Proceeds from issuance of common stock	—	5.6	—	—	—	5.6
Repurchase of common stock	—	(42.4)	—	—	—	(42.4)
Distribution in connection with spin-off of Seamless	—	(47.4)	—	—	—	(47.4)
Other financing activities	—	(50.3)	(2.7)	(0.9)	—	(53.9)
Change in intercompany, net	—	(502.1)	(289.0)	139.9	651.2	—

Net cash provided by (used in) financing activities	(600.0)	(86.4)	(305.4)	4.3	651.2	(336.3)

Decrease in cash and cash equivalents	(0.1)	(4.4)	(1.2)	(20.1)	—	(25.8)
Cash and cash equivalents, beginning of period	0.1	27.4	41.7	67.6	—	136.8

Cash and cash equivalents, end of period	$—	$23.0	$40.5	$47.5	$—	$111.0

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended September 28, 2012

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
Net cash provided by operating activities	$—	$62.2	$532.5	$178.7	$(81.7)	$691.7
Cash flows from investing activities:
Purchases of property and equipment and client contract investments	—	(11.7)	(262.0)	(80.9)	—	(354.6)
Disposals of property and equipment	—	0.7	5.2	5.8	—	11.7
Proceeds from divestiture	—	—	6.5	—	—	6.5
Acquisitions of businesses	—	—	(139.9)	(11.9)	—	(151.8)
Other investing activities	—	1.3	3.6	1.7	—	6.6

Net cash used in investing activities	—	(9.7)	(386.6)	(85.3)	—	(481.6)

Cash flows from financing activities:
Proceeds from long-term borrowings	—	—	0.2	3.2	—	3.4
Payments of long-term borrowings	—	(250.7)	(12.9)	(25.3)	—	(288.9)
Net change in funding under the Receivables Facility	—	—	—	37.9	—	37.9
Proceeds from issuance of common stock	—	11.3	—	—	—	11.3
Repurchase of common stock	—	(37.7)	—	—	—	(37.7)
Other financing activities	—	(6.1)	(3.8)	(2.8)	—	(12.7)
Change in intercompany, net	—	120.7	(119.4)	(83.0)	81.7	—

Net cash used in financing activities	—	(162.5)	(135.9)	(70.0)	81.7	(286.7)

Increase (Decrease) in cash and cash equivalents	—	(110.0)	10.0	23.4	—	(76.6)
Cash and cash equivalents, beginning of period	0.1	137.4	31.7	44.2	—	213.4

Cash and cash equivalents, end of period	$0.1	$27.4	$41.7	$67.6	$—	$136.8

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended September 30, 2011

(in millions)

	ARAMARK Holdings Corporation (Parent)	ARAMARK Corporation (Issuer)	Guarantors	Non Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$131.9	$38.2	$456.0	$(115.9)	$(206.6)	$303.6
Cash flows from investing activities:
Purchases of property and equipment and client contract investments	—	(9.5)	(206.3)	(77.9)	—	(293.7)
Disposals of property and equipment	—	1.0	10.0	10.5	—	21.5
Proceeds from divestitures	—	—	71.5	11.6		83.1
Acquisitions of businesses	—	—	(157.0)	—	—	(157.0)
Other investing activities	—	0.7	(13.7)	(4.0)	—	(17.0)

Net cash used in investing activities	—	(7.8)	(295.5)	(59.8)	—	(363.1)

Cash flows from financing activities:
Proceeds from long-term borrowings	594.0	—	0.2	22.0	—	616.2
Payments of long-term borrowings	—	(5.7)	(13.5)	(12.0)	—	(31.2)
Net change in funding under the Receivables Facility	—	—	—	225.9		225.9
Proceeds from issuance of common stock	—	4.6	—	—	—	4.6
Repurchase of common stock	—	(16.1)	—	—	—	(16.1)
Dividends paid	(711.2)	(132.9)	—	(73.7)	206.6	(711.2)
Net proceeds from sale of subsidiary shares to noncontrolling interest	—	48.4	—	—		48.4
Other financing activities	(14.6)	(6.6)	(3.1)	(0.3)	—	(24.6)
Change in intercompany, net	—	135.9	(146.2)	10.3	—	—

Net cash provided by (used in) financing activities	(131.8)	27.6	(162.6)	172.2	206.6	112.0

Increase (Decrease) in cash and cash equivalents	0.1	58.0	(2.1)	(3.5)	—	52.5
Cash and cash equivalents, beginning of period	—	79.4	33.8	47.7	—	160.9

Cash and cash equivalents, end of period	$0.1	$137.4	$31.7	$44.2	$—	$213.4